Note 15 - Financial Assets and Financial Liabilities - Summary of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Balance	$ 9,586	$ 10,545
Net cash flow	(5,237)	(4,699)
New, modified and terminated leases	2,705	3,934
Interest expense	461	518
Foreign exchange (gain) loss	894	(601)
Other changes		(111)
Balance	8,410	9,586
Non-current lease liabilities [member]
Disclosure of financial liabilities [line items]
Balance	5,631	6,776
Net cash flow	(3,264)	(3,073)
New, modified and terminated leases	1,459	2,007
Interest expense	224	303
Foreign exchange (gain) loss	494	(382)
Other changes		0
Balance	4,544	5,631
Current lease liabilities [member]
Disclosure of financial liabilities [line items]
Balance	3,955	3,659
Net cash flow	(1,973)	(1,627)
New, modified and terminated leases	1,246	1,927
Interest expense	237	216
Foreign exchange (gain) loss	400	(219)
Other changes		0
Balance	3,866	3,955
Other current loans [member]
Disclosure of financial liabilities [line items]
Balance	0	111
Net cash flow	0	0
New, modified and terminated leases	0	0
Interest expense	0	0
Foreign exchange (gain) loss	0	0
Other changes		(111)
Balance	$ 0	$ 0